Principal activities and organization	9 Months Ended
Sep. 30, 2019
Principal activities and organization
Principal activities and organization
1.	Principal activities and organization

JD.com, Inc. (the “Company”), through its wholly-owned subsidiaries, consolidated variable interest entities (“VIEs”) and VIEs’ subsidiaries (collectively, the “Group”) serves consumers through its retail websites mainly www.jd.com and mobile apps, focuses on selection, price and convenience, offers programs that enable third-party sellers to sell their products on its websites and to fulfill the orders either by the sellers or through the Group (known as “online marketplace”), provides comprehensive supply chain solutions, primarily including warehousing, transportation, delivery and after-sales service to third-party sellers on its online marketplace and merchants that do not sell products on its online marketplace through the Group’s logistics business (“JD Logistics”). The Group’s principal operations and geographic markets are in the People’s Republic of China (“PRC”). The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, consolidated VIEs and VIEs’ subsidiaries.

As of September 30, 2019, the Company’s major subsidiaries, consolidated VIEs and VIEs’ subsidiaries are as follows:

	Equity interest held	Place and date of incorporation
Subsidiaries
Beijing Jingdong Century Trade Co., Ltd. (“Jingdong Century”)	100%	Beijing, China, April 2007
Jiangsu Jingdong Information Technology Co., Ltd.	100%	Jiangsu, China, June 2009
Shanghai Shengdayuan Information Technology Co., Ltd. (“Shanghai Shengdayuan”)	100%	Shanghai, China, April 2011
Jingdong E-Commerce (Express) Hong Kong Co., Ltd.	80%	Hong Kong, China, August 2011
Jingdong Technology Group Corporation	100%	Cayman Islands, November 2011
Jingdong Logistics Group Corporation	100%	Cayman Islands, January 2012
Jingdong Express Group Corporation (“Jingdong Express”)	80%	Cayman Islands, January 2012
JD.com E-Commerce (Technology) Hong Kong Co., Ltd.	100%	Hong Kong, China, February 2012
Jingdong E-Commerce (Logistics) Hong Kong Co., Ltd.	100%	Hong Kong, China, February 2012
Jingdong E-Commerce (Trade) Hong Kong Co., Ltd.	100%	Hong Kong, China, February 2012
JD.com International Limited	100%	Hong Kong, China, February 2012
Beijing Jingdong Shangke Information Technology Co., Ltd. (“Beijing Shangke”)	100%	Beijing, China, March 2012
JD.com E-Commerce (Investment) Hong Kong Co., Ltd	100%	Hong Kong, China, July 2013
JD.com American Technologies Corporation	100%	Delaware, USA, August 2013
Chongqing Jingdong Haijia E-commerce Co., Ltd. (“Chongqing Haijia”)	100%	Chongqing, China, June 2014
JD.com Overseas Innovation Limited	100%	Hong Kong, China, October 2014
JD.com International (Singapore) Pte. Ltd.	100%	Singapore, November 2014
JD.com Investment Limited	100%	British Virgin Islands, January 2015
JD.com Asia Investment Corporation	100%	Cayman Islands, March 2015
Suqian Hanbang Investment Management Co., Ltd	100%	Jiangsu, China, January 2016
Xi’an Jingxundi Supply Chain Technology Co., Ltd. (“Xi’an Jingxundi”)	80%	Shaanxi , China, May 2017
Xi’an Jingdong Xuncheng Logistics Co., Ltd.	80%	Shaanxi , China, June 2017
Jingdong Express International Limited	80%	British Virgin Islands, November 2017
Beijing Jinghong Logistics Co., Ltd.	80%	Beijing, China, November 2017
JD Assets Holding Limited	100%	Cayman Islands, March 2018
JD Logistics Holding Limited	100%	Cayman Islands, March 2018

		Place and date of incorporation
Consolidated VIEs
Beijing Jingdong 360 Degree E-commerce Co., Ltd. (“Jingdong 360”)		Beijing, China, April 2007
Fortune Rising Holdings Ltd. (“Fortune Rising”)		British Virgin Islands, May 2008
Jiangsu Yuanzhou E-commerce Co., Ltd. (“Jiangsu Yuanzhou”)		Jiangsu, China, September 2010
Jiangsu Jingdong Bangneng Investment Management Co., Ltd. (“Jingdong Bangneng”)		Jiangsu, China, August 2015
Xi’an Jingdong Xincheng Information Technology Co., Ltd. (“Xi’an Jingdong Xincheng”)		Shaanxi , China, June 2017

Consolidated VIEs’ Subsidiaries
Beijing Jingbangda Trade Co., Ltd. (“Beijing Jingbangda”)		Beijing, China, August 2012
Hengqin Junze Management Consulting Co., Ltd.		Guangdong, China, April 2017
Suqian Jingdong Mingfeng Enterprise Management Co., Ltd.		Jiangsu, China, July 2017
Suqian Jingdong Jinyi Enterprise Management Co., Ltd.		Jiangsu, China, August 2017
Suqian Jingdong Sanhong Enterprise Management Center (limited partnership)		Jiangsu, China, August 2017

• Organization

The Company was incorporated in the British Virgin Islands (“BVI”) in November 2006 and was
re-domiciled
in the Cayman Islands in January 2014 as an exempted company registered under the laws of the Cayman Islands.
In April 2007 and May 2017, the Company established Jingdong Century and Xi’an Jingxundi as wholly foreign-owned enterprises in the PRC, respectively. In April 2007, September 2010, August 2015 and June 2017, Jingdong 360, Jiangsu Yuanzhou, Jingdong Bangneng and Xi’an Jingdong Xincheng were incorporated in the PRC, respectively. The paid-in
capital of each of these entities was funded by the Company, and they were established to facilitate the Group’s operation and business expansion plans and comply with the PRC laws and regulations which prohibit or restrict foreign ownership of the companies where the PRC operating licenses are required. By entering into a series of agreements, Jingdong 360, Jiangsu Yuanzhou and Jingdong Bangneng became VIEs of Jingdong Century and Xi’an Jingdong Xincheng became a VIE of Xi’an Jingxundi. Consequently, Jingdong Century became the primary beneficiary of Jingdong 360, Jiangsu Yuanzhou and Jingdong Bangneng, and Xi’an Jingxundi became the primary beneficiary of Xi’an Jingdong Xincheng. Beijing Jingbangda became the subsidiary of Xi’an Jingdong Xincheng and changed from the Company’s subsidiary to the Company’s consolidated VIE’s subsidiary.
In May 2008, Fortune Rising, a BVI incorporated company and a consolidated variable interest entity of the Group, was established by the Group to facilitate the adoption of the Company’s stock incentive plans.
• Consolidated variable interest entities
In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of internet content and other restricted businesses, the Group operates its websites and other restricted businesses in the PRC through certain PRC domestic companies, whose equity interests are held by certain management members of the Group (“Nominee Shareholders”). The Group obtained control over these PRC domestic companies by entering into a series of Contractual Arrangements with these PRC domestic companies and their respective Nominee Shareholders. These contractual agreements include loan agreements, exclusive purchase option agreements, exclusive technology consulting and services agreements, intellectual property rights license agreement, equity pledge agreements, powers of attorney, business cooperation agreement and business operation agreements. These contractual agreements can be extended at the Group’s relevant PRC subsidiaries’ options prior to the expiration date. Management concluded that these PRC domestic companies are consolidated VIEs of the Group, of which the Group is the ultimate primary beneficiary. As such, the Group consolidated the financial results of these PRC domestic companies and their subsidiaries in the Group’s consolidated financial statements. Refer to Note 2(b) to the unaudited interim condensed consolidated financial statements for the principles of consolidation.
The following is a summary of the contractual agreements (collectively, “Contractual Agreements”) that the Group, through its subsidiaries, entered into with the consolidated VIEs and their Nominee Shareholders:
• Loan agreements
Pursuant to the relevant loan agreements, the Group’s relevant PRC subsidiaries have granted interest-free loans to the relevant Nominee Shareholders of the VIEs with the sole purpose of providing funds necessary for the capital injection to the relevant VIEs. The loans for initial and subsequent capital injections are eliminated with the capital of the relevant VIEs during consolidation. The Group’s relevant PRC subsidiaries can require the Nominee Shareholders to settle the loan amount with the equity interests of relevant VIEs, subject to any applicable the
PRC laws, rules and regulations. The loan agreements are renewable upon expiration.

• Exclusive purchase option agreements
The Nominee Shareholders of the VIEs have granted the Group’s relevant PRC subsidiaries the exclusive and irrevocable right to purchase from the Nominee Shareholders, to the extent permitted under the
PRC laws and regulations, part or all of the equity interests in these entities for a purchase price equal to the lowest price permitted by PRC laws and regulations. The Group’s relevant PRC subsidiaries may exercise such option at any time. In addition, the VIEs and their Nominee Shareholders have agreed that without prior written consent of the Group’s relevant PRC subsidiaries, they will not transfer or otherwise dispose the equity interests or declare any dividend.
• Exclusive technology consulting and services agreements
The Group’s relevant PRC subsidiaries and relevant VIEs entered into exclusive technology consulting and services agreements under which relevant VIEs engage the Group’s relevant PRC subsidiaries as their exclusive provider of technical platform and technical support, maintenance and other services. The VIEs shall pay to the Group’s relevant PRC subsidiaries service fees determined based on the volume and market price of the service provided. The Group’s relevant PRC subsidiaries exclusively own any intellectual property arising from the performance of the agreements. During the term of the agreements, the relevant VIEs may not enter into any agreement with third parties for the provision of identical or similar services without prior consent of the Group’s relevant PRC subsidiaries.
• Intellectual property rights license agreement
Pursuant to the intellectual property rights license agreement, Jingdong Century has granted Jingdong 360 non-exclusive
rights to use certain software products, trademarks, website, copyrights, and domain names developed or owned by Jingdong Century within the scope of internet information service operation of Jingdong 360 and in the territory of the
PRC. Jingdong 360 has agreed to pay license fees to Jingdong Century and the amount of the license fee
s
is decided based on the agreed arrangement.
• Equity pledge agreements
Pursuant to the relevant equity pledge agreements, the Nominee Shareholders of the VIEs have pledged all of their equity interests in relevant VIEs to the Group’s relevant PRC subsidiaries as collateral for all of their payments due to the Group’s relevant PRC subsidiaries and to secure their obligations under the above agreements. The Nominee Shareholders may not transfer or assign the equity interests, the rights and obligations in the equity pledge agreements or create or permit to create any pledges which may have an adverse effect on the rights or benefits of the Group’s relevant PRC subsidiaries without the Group’s relevant PRC subsidiaries’ preapproval. The Group’s relevant PRC subsidiaries are entitled to transfer or assign in full or in part the equity interests pledged. In the event of default, the Group’s relevant PRC subsidiaries as the pledgee, will be entitled to request immediate repayment of the loans or to dispose of the pledged equity interests through transfer or assignment. The equity pledge agreements will expire on the second anniversary of the date when the Nominee Shareholders have completed all their obligations under the above agreements unless otherwise terminated earlier by the Group’s relevant PRC subsidiaries.

• Powers of attorney
Pursuant to the irrevocable powers of attorney, each of the Nominee Shareholders appointed any person designated by the Group’s relevant PRC subsidiaries as their attorney-in-fact
to exercise all shareholder rights under
the
PRC laws and the relevant articles of association, including but not limited to, voting on their behalf on all matters requiring shareholder approval, disposing of all or part of the Nominee Shareholders’ equity interests, and electing, appointing or removing directors and the general managers of the VIEs. Each power of attorney will remain in force during the period when the Nominee Shareholders continue to be shareholders of the VIEs. Each of the Nominee Shareholders has waived all the rights which have been authorized to the person designated by the Group’s relevant PRC subsidiaries under each power of attorney.
• Business cooperation agreement
Pursuant to the business cooperation agreement, Jingdong 360 has agreed to provide services to Jingdong Century and Shanghai Shengdayuan including operating the Group’s website, posting Jingdong Century’s and Shanghai Shengdayuan’s products and services information on the website, transmitting the users’ orders and transactions information to Jingdong Century and Shanghai Shengdayuan, processing user data and transactions in collaboration with banks and payment agents and other services reasonably requested by Jingdong Century and Shanghai Shengdayuan. Jingdong Century and Shanghai Shengdayuan agree to pay service fees to Jingdong 360 on a quarterly basis. The service fee is decided based on Jingdong 360’s operating costs incurred.
• Business operation agreements
Pursuant to the business operation agreements, the relevant Nominee Shareholders of the VIEs must appoint the candidates nominated by the Group’s relevant PRC subsidiaries to be the directors on the VIEs’ board of directors in accordance with applicable laws and the articles of association of the
VIE, and must cause the persons recommended by the Group’s relevant PRC subsidiaries to be appointed as the VIEs’ general manager, chief financial officer and other senior executives.

• Risks in relations to the VIE structure
In the opinion of management, the Group’s relevant PRC subsidiaries’ Contractual Arrangements with the VIEs and the Nominee Shareholders are in compliance with the PRC laws and regulations and are legally binding and enforceable. The Nominee Shareholders are also shareholders or nominees of shareholders of the Group and therefore have no current interest in seeking to act contrary to the Contractual Arrangements. However, there are substantial uncertainties regarding the interpretation and application of the PRC laws and regulations including those that govern the Group’s Contractual Arrangements, which could limit the Group’s ability to enforce these Contractual Arrangements and if the Nominee Shareholders of the VIEs were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the Contractual Arrangements. The Group’s ability to control the VIEs also depends on the powers of attorney the Group’s relevant PRC subsidiaries have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Group believes these powers of attorney are legally enforceable but may not be as effective as direct equity ownership. In addition, if the Group’s corporate structure and the Contractual Arrangements with the VIEs through which the Group conducts its business in the PRC were found to be in violation of any existing or future the PRC laws and regulations, the Group’s relevant PRC regulatory authorities could:
•	revoke or refuse to grant or renew the Group’s business and operating licenses;

•	restrict or prohibit related party transactions between the Group’s relevant PRC subsidiaries and their subsidiaries, the VIEs;

•	impose fines, confiscate income or other requirements which the Group may find difficult or impossible to comply with;

•	require the Group to alter the corporate structure operations; and

•	restrict or prohibit the Group’s ability to finance its operations.

The imposition of any of these government actions could result in a material adverse effect on the Group’s ability to conduct its operations. In such case, the Group may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs in the Group’s consolidated financial statements. In the opinion of management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group’s operations depend on the VIEs to honor their contractual agreements with the Group. These agreements are governed by the PRC laws and disputes arising out of these agreements are expected to be decided by arbitration in China. The management believes that each of the Contractual Agreements constitutes valid and legally binding obligations of each party to such Contractual Agreements under the PRC Laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application to an effect on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the Contractual Agreements. Meanwhile, since the PRC legal system continues to rapidly evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the Contractual Arrangements should the VIEs or the Nominee Shareholders of the VIEs fail to perform their obligations under those arrangements.

The following table sets forth the assets, liabilities, results of operations and changes in cash, cash equivalents, and restricted cash of the consolidated VIEs structured by the Contractual Agreements and their subsidiaries taken as a whole, which were included in the Group’s unaudited interim condensed consolidated financial statements with intercompany transactions eliminated:

	As of
	December 31, 2018	September 30, 2019
	RMB	RMB
Total assets	23,878,253	38,631,382
Total liabilities	26,717,946	42,701,758

	For the nine months ended September 30,
	2018	2019
	RMB	RMB
Total net revenues	24,631,962	41,076,147
Net loss	(1,004,037)	(1,075,922)

	For the nine months ended September 30,
	2018	2019
	RMB	RMB
Net cash provided by operating activities	1,473,862	1,709,602
Net cash used in investing activities	(7,855,643)	(3,938,845)
Net cash provided by financing activities	6,352,990	4,076,512

Net increase/(decrease) in cash, cash equivalents, and restricted cash	(28,791)	1,847,269
Cash, cash equivalents, and restricted cash at beginning of the period	719,160	880,204

Cash, cash equivalents, and restricted cash at end of the period	690,369	2,727,473

As of December 31, 2018 and September 30, 2019, the total assets of the Group’s consolidated VIEs and VIEs’ subsidiaries were mainly consisting of cash and cash equivalents, short-term investments, accounts receivable, inventories, prepayments and other current assets, investment securities, investment in equity investees, property, equipment and software, intangible assets and other non-current
assets. As of December 31, 2018 and September 30, 2019, the total liabilities of the consolidated VIEs and VIEs’ subsidiaries were mainly consisting of accounts payable, advance from customers, deferred revenues, accrued expenses and other current liabilities and liabilities to the Group’s other subsidiaries. These balances have been reflected in the Group’s unaudited interim condensed consolidated financial statements with intercompany transactions eliminated.
In accordance with the Contractual Agreements, the Group’s relevant PRC subsidiaries have the power to direct activities of the Group’s consolidated VIEs and VIEs’ subsidiaries, and can have assets transferred out of the Group’s consolidated VIEs and VIEs’ subsidiaries. Therefore, the Group’s relevant PRC subsidiaries consider that there is no asset in the Group’s consolidated VIEs and VIEs’ subsidiaries that can be used only to settle their obligations except for registered capitals and PRC statutory reserves of the Group’s consolidated VIEs amounting to RMB1,067,537 as of September 30, 2019. As the Group’s consolidated VIEs and VIEs’ subsidiaries are incorporated as limited liability companies under the PRC Company Law, the creditors do not have recourse to the general credit of the Group’s relevant PRC subsidiaries for all the liabilities of the Group’s consolidated VIEs and VIEs’ subsidiaries. The total shareholders’ deficit of the Group’s consolidated VIEs and VIEs’ subsidiaries was RMB2,839,693 and RMB4,070,376 as of December 31, 2018 and September 30, 2019, respectively.
Currently there is no contractual arrangement that could require the Group’s relevant PRC subsidiaries or the Group to provide additional financial support to the Group’s consolidated VIEs and VIEs’ subsidiaries. As the Group is conducting certain businesses in the PRC through the consolidated VIEs and VIEs’ subsidiaries, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

The Group’s finance business (“JD Digits”), which was deconsolidated from the Group since June 30, 2017 as a result of the reorganization of JD Digits. Because the Group is entitled to a royalty and software technical services fee of 40% of the future pre-tax
profit of JD Digits when JD Digits has a positive
pre-tax
income on a cumulative basis, and therefore the Group is considered to have a variable interest in JD Digits even though the Group has no equity interest in JD Digits. As the Group shares a large portion of JD Digits’s expected residual returns, it limits the right of holders of the equity investment at risk to receive JD Digits’s expected residual returns, hence, JD Digits is a VIE of the Group. Mr. Richard Qiangdong Liu holds a minority equity stake in JD Digits, and obtains majority voting rights in JD Digits through his equity stake and voting arrangements, possesses the power to direct the activities of JD Digits that would most significantly impact its economic performance, and also exposes to benefits and losses of JD Digits. As a result, JD Digits is an unconsolidated VIE of the Group as the Group is not considered the primary beneficiary of JD Digits.
The Group periodically securitizes consumer financing receivables through the transfer of those assets to securitization vehicles, which was considered as variable interest entities of the Group when the Group held the subordinate tranche of such securitization vehicles. The Group consolidated such variable interest entities when the Group or any subsidiary was considered as the primary beneficiary, please refer to Note 2(
o
).